Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	$ (164)	$ 1,616
Class B Series Two and Three common share liability	7,487	5,900
Conversion right on 6.25% Convertible Debentures	2,080	1,099
Liabilities, Fair Value Disclosure, Recurring	9,403	8,615
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	(164)	1,616
Class B Series Two and Three common share liability	7,487	5,900
Liabilities, Fair Value Disclosure, Recurring	7,323	7,516
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on 6.25% Convertible Debentures	2,080	1,099
Liabilities, Fair Value Disclosure, Recurring	$ 2,080	$ 1,099